SHARES TO BE ISSUED (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Feb. 14, 2022	Dec. 31, 2021
Shares To Be Issued
Common stock to be issued, value	$ 975,174	$ 975,174		$ 247,707
Common stock to be issued, shares	5,204,352		135,000,000	5,204,352
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	$ 247,707
Number of shares issuable	72,026,422
Number of shares issuable, value	$ 727,647